Fair Value of Financial Instruments (Tables)	6 Months Ended
Apr. 30, 2022
Text Block [Abstract]
Fair Value of Financial Instruments Not Carried at Fair Value on the Balance Sheet
Set out in the following table are the amounts that would be reported if all financial assets and liabilities not currently carried at fair value were reported at their fair values. Refer to Note 17 of our annual consolidated financial statements for the year ended October 31, 2021 for further discussion on the determination of fair value.

(Canadian $ in millions)	April 30, 2022		October 31, 2021
	Carrying value	Fair value	Carrying value	Fair value
Securities (1)
Amortized cost	101,658	94,970	49,970	49,810
Loans (1)
Residential mortgages	139,571	136,595	135,653	135,461
Consumer instalment and other personal	81,421	80,757	76,627	76,791
Credit cards	8,409	8,409	7,827	7,827
Business and government (2)	268,465	267,534	233,066	233,670
	497,866	493,295	453,173	453,749

Deposits (3)	690,303	688,943	662,827	663,558
Securitization and structured entities’ liabilities (4)	23,690	23,115	24,631	24,809
Other liabilities (5)	3,850	3,244	-	-
Subordinated debt	8,236	8,066	6,893	7,087
This table excludes financial instruments with a carrying value approximating fair value, such as cash and cash equivalents, interest bearing deposits with banks, securities borrowed or purchased under resale agreements, customers’ liability under acceptances, other assets, acceptances, securities lent or sold under repurchase agreements and certain other liabilities.

(1)	Carrying value is net of allowances for credit losses.
(2)

Excludes $4,442

million of loans classified as FVTPL and $64

million of loans classified as FVOCI as at April 30, 2022, respectively ($5,022 million and $134 million, respectively, as at October 31, 2021).

(3)	Excludes $23,268 million of structured note liabilities ($22,665 million as at October 31, 2021) and $143 million of metals deposits ($139 million as at October 31, 2021) designated as FVTPL.
(4)	Excludes $1,002 million of securitization and structured entities’ liabilities classified as FVTPL ($855 million as at October 31, 2021).
(5)

Other liabilities include certain other liabilities of subsidiaries, other than deposits. Excludes $34,189 million ($37,764 million as at October 31, 2021) of other liabilities for which carrying value approximates fair value or are designated at fair value through profit or loss.

Summary of Assets and Liabilities categorized by the Fair Value Hierarchy
The extent of our use of actively quoted market prices (Level 1), internal models using observable market information as inputs (Level 2) and models without observable market information as inputs (Level 3) in the valuation of securities, business and government loans classified as FVTPL and FVOCI, other assets, fair value liabilities, derivative assets and derivative liabilities is presented in the following tables:

(Canadian $ in millions)	April 30, 2022				October 31, 2021
	Valued using quoted market prices	Valued using models (with observable inputs)	Valued using models (without observable inputs)	Total	Valued using quoted market prices	Valued using models (with observable inputs)	Valued using models (without observable inputs)	Total
Trading Securities
Issued or guaranteed by:
Canadian federal government	5,448	3,751	-	9,199	3,123	4,473	-	7,596
Canadian provincial and municipal governments	1,418	3,584	-	5,002	2,183	3,655	-	5,838
U.S. federal government	5,058	10,037	-	15,095	6,050	3,532	-	9,582
U.S. states, municipalities and agencies	81	1,233	-	1,314	-	458	-	458
Other governments	320	2,530	-	2,850	1,307	591	-	1,898
NHA MBS, U.S. agency MBS and CMO	-	11,223	721	11,944	-	13,379	675	14,054
Corporate debt	1,762	7,901	4	9,667	2,231	7,656	7	9,894
Trading loans	-	286	-	286	-	160	-	160
Corporate equity	44,189	-	-	44,189	54,931	-	-	54,931
	58,276	40,545	725	99,546	69,825	33,904	682	104,411
FVTPL Securities
Issued or guaranteed by:
Canadian federal government	409	139	-	548	704	159	-	863
Canadian provincial and municipal governments	58	1,135	-	1,193	137	1,243	-	1,380
U.S. federal government	-	8	-	8	-	38	-	38
Other governments	-	89	-	89	-	92	-	92
NHA MBS, U.S. agency MBS and CMO	-	8	-	8	-	9	-	9
Corporate debt	45	6,816	-	6,861	160	7,544	-	7,704
Corporate equity	1,568	10	3,397	4,975	1,670	12	2,442	4,124
	2,080	8,205	3,397	13,682	2,671	9,097	2,442	14,210
FVOCI Securities
Issued or guaranteed by:
Canadian federal government	5,209	2,908	-	8,117	9,138	3,927	-	13,065
Canadian provincial and municipal governments	870	2,305	-	3,175	1,438	1,549	-	2,987
U.S. federal government	2,322	4,362	-	6,684	18,873	2,153	-	21,026
U.S. states, municipalities and agencies	31	4,034	1	4,066	-	4,113	1	4,114
Other governments	774	5,054	-	5,828	2,803	3,699	-	6,502
NHA MBS, U.S. agency MBS and CMO	-	6,013	-	6,013	-	12,136	-	12,136
Corporate debt	155	3,690	-	3,845	812	2,349	-	3,161
Corporate equity	-	-	151	151	-	-	132	132
	9,361	28,366	152	37,879	33,064	29,926	133	63,123
Business and government loans	-	4,500	6	4,506	-	5,150	6	5,156
Other Assets (1)	4,961	91	-	5,052	4,392	85	-	4,477
Fair Value Liabilities
Securities sold but not yet purchased	15,852	23,464	-	39,316	17,424	14,649	-	32,073
Structured note liabilities (2)	-	23,268	-	23,268	-	22,665	-	22,665
Other liabilities (3)	1,157	2,103	1	3,261	1,106	2,125	-	3,231
	17,009	48,835	1	65,845	18,530	39,439	-	57,969
Derivative Assets
Interest rate contracts	64	8,851	-	8,915	6	8,066	-	8,072
Foreign exchange contracts	1	16,259	-	16,260	3	14,982	-	14,985
Commodity contracts	1,709	9,073	-	10,782	642	6,976	-	7,618
Equity contracts	701	9,149	-	9,850	1,381	4,657	-	6,038
Credit default swaps	-	13	-	13	-	-	-	-
	2,475	43,345	-	45,820	2,032	34,681	-	36,713
Derivative Liabilities
Interest rate contracts	44	10,706	-	10,750	6	6,773	-	6,779
Foreign exchange contracts	22	14,592	-	14,614	4	12,451	-	12,455
Commodity contracts	2,344	2,349	-	4,693	746	1,445	-	2,191
Equity contracts	337	11,368	-	11,705	1,581	7,802	-	9,383
Credit default swaps	-	-	1	1	-	5	2	7
	2,747	39,015	1	41,763	2,337	28,476	2	30,815

(1)	Other assets include precious metals, segregated fund assets in our insurance business and certain receivables measured at fair value.
(2)	These structured note liabilities included in deposits have been designated as FVTPL.
(3)
 Other liabilities include investment contract liabilities and segregated fund liabilities in our insurance business, certain payables and metals deposits that have been designated as FVTPL as well as certain securitization and  structured entities’ liabilities measured as FVTPL.

Significant Unobservable Inputs in Level 3 Instrument Valuations
Quantitative Information about Level 3 Fair Value Measurements
The table below presents the fair values of our significant Level 3 financial instruments that are measured at fair value on a recurring basis, the valuation techniques used to determine their fair values and the value ranges of significant unobservable inputs used in the valuations. We have not applied any other reasonably possible alternative assumptions to the significant Level 3 categories of private equity investments, as the net asset values are provided by the investment or fund managers.

					Range of input values (1)
As at April 30, 2022 (Canadian $ in millions, except as noted)	Reporting line in fair value hierarchy table	Fair value of assets	Valuation techniques	Significant unobservable inputs	Low	High
Private equity (2)	Corporate equity	3,397	Net Asset Value EV/EBITDA	Net Asset Value Multiple	na 6x	na 19x
NHA MBS and U.S. agency MBS and CMO	NHA MBS and U.S. agency MBS and CMO	721	Discounted cash flows Market Comparable	Prepayment rate Comparability Adjustment (3)	3% (5.61)	48% 6.02

(1)
 The low and high input values represent the lowest and highest actual level of inputs used to value a group of financial instruments in a particular product category. These input ranges do not reflect the level of input uncertainty,  but are affected by the specific underlying instruments within each product category. The input ranges will therefore vary from period to period based on the characteristics of the underlying instruments held at each balance  sheet date.

(2)
 Included in private equity is $640 million of U.S. Federal Reserve Bank and U.S. Federal Home Loan Bank shares that we carry at cost as at April 30, 2022 ($453 million as at October 31, 2021), which approximates fair value,  and are held to meet regulatory requirements.

(3)	Range of input values represents price per security adjustment (Canadian $).
na - not applicable

Summary of Transfers Between Level 1 and Level 2
The following table presents significant transfers between Level 1 and Level 2 for the three and six months ended April 30, 2022 and April 30, 2021.

(Canadian $ in millions)
For the three months ended		April 30, 2022		April 30, 2021
	Level 1 to Level 2	Level 2 to Level 1	Level 1 to Level 2	Level 2 to Level 1
Trading Securities	2,133	141	691	2,834
FVTPL Securities	12	-	152	267
FVOCI Securities	5,760	1,515	1,182	6,864
Securities sold but not yet purchased	1,102	321	587	473

(Canadian $ in millions)
For the six months ended		April 30, 2022		April 30, 2021
	Level 1 to Level 2	Level 2 to Level 1	Level 1 to Level 2	Level 2 to Level 1
Trading Securities	4,788	2,667	3,428	9,536
FVTPL Securities	141	17	208	401
FVOCI Securities	8,879	3,658	5,840	8,973
Securities sold but not yet purchased	1,731	1,154	1,001	5,257

Summary of Changes in Level 3 Instruments Carried At Fair Value
The tables below present a reconciliation of all changes in Level 3 financial instruments for the three and six months ended April 30, 2022 and April 30, 2021, including realized and unrealized gains (losses) included in earnings and other comprehensive income as well as transfers into and out of Level 3. Transfers from Level 2 into Level 3 were due to an increase in unobservable market inputs used in pricing the securities. Transfers out of Level 3 into Level 2 were due to an increase in observable market inputs used in pricing the securities.

		Change in fair value			Movements		Transfers
For the three months ended April 30, 2022 (Canadian $ in millions)	Balance January 31, 2022	Included in earnings	Included in other comprehensive income (1)	Issuances/ Purchases	Sales (2)	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair Value as at April 30, 2022	Change in unrealized gains (losses) recorded in income for instruments still held (3)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	868	(54)	11	220	(217)	-	42	(149)	721	(15)
Corporate debt	13	(1)	-	2	(4)	-	-	(6)	4	-
Total trading securities	881	(55)	11	222	(221)	-	42	(155)	725	(15)
FVTPL Securities
Corporate equity	3,186	76	17	204	(86)	-	-	-	3,397	84
Total FVTPL securities	3,186	76	17	204	(86)	-	-	-	3,397	84
FVOCI Securities
Issued or guaranteed by:
U.S. states, municipalities and agencies	1	-	-	-	-	-	-	-	1	na
Corporate equity	151	-	-	-	-	-	-	-	151	na
Total FVOCI securities	152	-	-	-	-	-	-	-	152	na
Business and government loans	6	-	-	-	-	-	-	-	6	-
Other Liabilities	-	-	-	1	-	-	-	-	1	-
Derivative Liabilities
Credit default swaps	2	-	-	-	-	-	-	(1)	1	-
Total derivative liabilities	2	-	-	-	-	-	-	(1)	1	-

		Change in fair value			Movements		Transfers
For the six months ended April 30, 2022 (Canadian $ in millions)	Balance October 31, 2021	Included in earnings	Included in other comprehensive income (1)	Issuances/ Purchases	Sales (2)	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair Value as at April 30, 2022	Change in unrealized gains (losses) recorded in income for instruments still held (3)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	675	(98)	30	602	(409)	-	156	(235)	721	(7)
Corporate debt	7	(2)	(1)	11	(4)	-	-	(7)	4	(1)
Total trading securities	682	(100)	29	613	(413)	-	156	(242)	725	(8)
FVTPL Securities
Corporate equity	2,442	152	53	917	(167)	-	-	-	3,397	162
Total FVTPL securities	2,442	152	53	917	(167)	-	-	-	3,397	162
FVOCI Securities
Issued or guaranteed by:
U.S. states, municipalities and agencies	1	-	-	-	-	-	-	-	1	na
Corporate equity	132	-	2	11	-	-	6	-	151	na
Total FVOCI securities	133	-	2	11	-	-	6	-	152	na
Business and government loans	6	-	-	-	-	-	-	-	6	-
Other Liabilities	-	-	-	1	-	-	-	-	1	-
Derivative Liabilities
Credit default swaps	2	-	-	-	-	-	-	(1)	1	-
Total derivative liabilities	2	-	-	-	-	-	-	(1)	1	-
(1) Foreign exchange translation on assets and liabilities held by foreign operations is included in other comprehensive income, net foreign operations.
(2) Includes proceeds received on securities sold but not yet purchased.
(3) Changes in unrealized gains (losses) on Trading and FVTPL securities still held on April 30, 2022 are included in earnings for the period.
Unrealized gains (losses) recognized on Level 3 financial instruments may be offset by (losses) gains on economic hedge contracts.
na – not applicable

		Change in fair value			Movements		Transfers
For the three months ended April 30, 2021 (Canadian $ in millions)	Balance January 31, 2021	Included in earnings	Included in other comprehensive income (1)	Issuances/ Purchases	Sales (2)	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair Value as at April 30, 2021	Change in unrealized gains (losses) recorded in income for instruments still held (3)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	703	(19)	(30)	408	(330)	-	37	(67)	702	20
Corporate debt	-	-	-	3	-	-	-	-	3	-
Total trading securities	703	(19)	(30)	411	(330)	-	37	(67)	705	20
FVTPL Securities
Corporate equity	1,957	38	(52)	165	(60)	-	-	-	2,048	66
Total FVTPL securities	1,957	38	(52)	165	(60)	-	-	-	2,048	66
FVOCI Securities
Issued or guaranteed by:
U.S. states, municipalities and agencies	1	-	-	-	-	-	-	-	1	na
Corporate equity	98	-	-	2	-	-	-	-	100	na
Total FVOCI securities	99	-	-	2	-	-	-	-	101	na
Business and government loans	3,202	-	(125)	211	-	(447)	-	-	2,841	-
Other Liabilities	-	-	-	-	-	-	-	-	-	-
Derivative Liabilities
Credit default swaps	4	-	-	-	-	-	-	-	4	-
Total derivative liabilities	4	-	-	-	-	-	-	-	4	-

		Change in fair value			Movements		Transfers
For the six months ended April 30, 2021 (Canadian $ in millions)	Balance October 31, 2020	Included in earnings	Included in other comprehensive income (1)	Issuances/ Purchases	Sales (2)	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair Value as at April 30, 2021	Change in unrealized gains (losses) recorded in income for instruments still held (3)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	803	(94)	(61)	765	(683)	-	71	(99)	702	19
Corporate debt	-	-	-	3	-	-	-	-	3	-
Total trading securities	803	(94)	(61)	768	(683)	-	71	(99)	705	19
FVTPL Securities
Corporate equity	1,903	59	(101)	278	(87)	(4)	-	-	2,048	113
Total FVTPL	1,903	59	(101)	278	(87)	(4)	-	-	2,048	113
FVOCI Securities
Issued or guaranteed by:
U.S. states, municipalities and agencies	1	-	-	-	-	-	-	-	1	na
Corporate equity	93	-	-	7	-	-	-	-	100	na
Total FVOCI securities	94	-	-	7	-	-	-	-	101	na
Business and government loans	1,945	-	(195)	1,699	-	(608)	-	-	2,841	-
Other Liabilities	-	-	-	-	-	-	-	-	-	-
Derivative Liabilities
Credit default swaps	4	-	-	-	-	-	-	-	4	-
Total derivative liabilities	4	-	-	-	-	-	-	-	4	-
(1) Foreign exchange translation on assets and liabilities held by foreign operations is included in other comprehensive income, net foreign operations.
(2) Includes proceeds received on securities sold but not yet purchased.
(3) Changes in unrealized gains (losses) on Trading and FVTPL securities still held on April 30, 2021 are included in earnings for the period.
Unrealized gains (losses) recognized on Level 3 financial instruments may be offset by (losses) gains on economic hedge contracts.
na – not applicable